Range of Exercise Prices (Details) - Employee Stock Options [member] shares in Millions, Unit_pure in Millions	12 Months Ended
	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 $ / shares	Oct. 31, 2020 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	12.8	12.2	13.1
Weighted- average exercise price	$ 72.05	$ 65.36	$ 61.27
Number of shares exercisable	4.4	4.4
Weighted- average exercise price	$ 60.16	$ 54.36
$40.54 – $47.59 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	0.7
Weighted- average remaining contractual life (years)	9 months 18 days
Weighted- average exercise price	$ 46.28
Number of shares exercisable | shares	0.7
Weighted- average exercise price	$ 46.28
$52.46 – $53.15 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	1.5
Weighted- average remaining contractual life (years)	2 years 7 months 6 days
Weighted- average exercise price	$ 52.84
Number of shares exercisable | shares	1.5
Weighted- average exercise price	$ 52.84
$65.75 – $69.39 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	3.0
Weighted- average remaining contractual life (years)	5 years 3 months 18 days
Weighted- average exercise price	$ 68.17
Number of shares exercisable | shares	1.0
Weighted- average exercise price	$ 65.75
$71.88 – $72.64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	3.3
Weighted- average remaining contractual life (years)	6 years 10 months 24 days
Weighted- average exercise price	$ 72.16
Number of shares exercisable | shares	1.2
Weighted- average exercise price	$ 72.64
$72.84 – $95.33 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	4.3
Weighted- average remaining contractual life (years)	8 years 1 month 6 days
Weighted- average exercise price	$ 85.39